Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 980,941	$ 0
Inclusions	0
Charge to Income	299,563,581	980,941
Ending balance	300,544,522	980,941
Deferred Tax Assets Derivate Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	208,999
Charge to Income		(208,999)
Ending balance		0
Deferred Tax Assets Loans and Other Financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	127,236,640	202,289,874
Inclusions	0
Charge to Income	(20,575,105)	(75,053,234)
Ending balance	106,661,535	127,236,640
Deferred Tax Assets Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,223,309	10,952,492
Inclusions	0
Charge to Income	(8,281,953)	2,270,817
Ending balance	4,941,356	13,223,309
Deferred Tax Assets Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	179,478	0
Inclusions	0
Charge to Income	3,342,825	179,478
Ending balance	3,522,303	179,478
Deferred Tax Assets Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	10,062,378	2,708,918
Inclusions	0
Charge to Income	(10,062,378)	7,353,460
Ending balance	0	10,062,378
Deferred Tax Assets Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,861,306	0
Inclusions	0
Charge to Income	(1,444,029)	2,861,306
Ending balance	1,417,277	2,861,306
Deferred Tax Assets Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	32,426,099	3,180,555
Inclusions	3,242,839
Charge to Income	(11,331,913)	29,245,544
Ending balance	24,337,025	32,426,099
Deferred Tax Assets Insurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	36,039	0
Inclusions	0
Charge to Income	0	36,039
Ending balance	36,039	36,039
Deferred Tax Assets Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions	27,548,938
Charge to Income	20,526,141
Ending balance	48,075,079	0
Deferred Tax Assets Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	19,436,138	12,749,401
Inclusions	2,248,305
Charge to Income	6,030,921	6,686,737
Ending balance	27,715,364	19,436,138
Deferred Tax Assets Foreign Currency Exchange Difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	40,024	175,359
Inclusions	0
Charge to Income	161,589	(135,335)
Ending balance	201,613	40,024
Deferred Tax Assets Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18,416,427	76,267,153
Inclusions	613,927
Charge to Income	(15,606,648)	(57,850,726)
Ending balance	3,423,706	18,416,427
Deferred Tax Assets Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	218,024	1,377,145
Inclusions	0
Charge to Income	(218,024)	(1,159,121)
Ending balance	0	218,024
Deferred Tax Assets Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	225,116,803	309,909,896
Inclusions	33,654,009
Charge to Income	262,105,007	(84,793,093)
Ending balance	520,875,819	225,116,803
Deferred Tax Assets Subsidiaries With Net Liability Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(179,379,503)	(257,496,213)
Inclusions	0
Charge to Income	41,010,594	78,116,710
Ending balance	(138,368,909)	(179,379,503)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	45,737,300	52,413,683
Inclusions	33,654,009
Charge to Income	303,115,601	(6,676,383)
Ending balance	382,506,910	45,737,300
Deferred Tax Liabilities Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(60,095,826)	(16,952,849)
Inclusions	341,277
Charge to Income	57,916,490	(43,142,977)
Ending balance	(1,838,059)	(60,095,826)
Deferred Tax Liabilities Derivative Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,911,300)	0
Inclusions	0
Charge to Income	1,346,430	(2,911,300)
Ending balance	(1,564,870)	(2,911,300)
Deferred Tax Liabilities Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,611,522)	(1,869,893)
Inclusions	(2,976,258)
Charge to Income	(1,695,296)	(1,741,629)
Ending balance	(8,283,076)	(3,611,522)
Deferred Tax Liabilities Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(90,733,987)	(224,379,464)
Inclusions	(5,983,407)
Charge to Income	16,627,599	133,645,477
Ending balance	(80,089,795)	(90,733,987)
Deferred Tax Liabilities Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(60,156,190)	(68,357,091)
Inclusions	0
Charge to Income	(1,327,007)	8,200,901
Ending balance	(61,483,197)	(60,156,190)
Deferred Tax Liabilities Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions	0
Charge to Income	(14,638,074)
Ending balance	(14,638,074)	0
Deferred Tax Liabilities Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,245,220)	(2,629,245)
Inclusions	0
Charge to Income	279,710	1,384,025
Ending balance	(965,510)	(1,245,220)
Deferred Tax Liabilities Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(1,673,513)
Charge to Income		1,673,513
Ending balance		0
Derivative Tax Liabilities Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(470,635)	0
Inclusions	0
Charge to Income	304,710	(470,635)
Ending balance	(165,925)	(470,635)
Derivative Tax Liabilities Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(56,880)	0
Inclusions	0
Charge to Income	48,591	(56,880)
Ending balance	(8,289)	(56,880)
Deferred Tax Liabilities Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions	0
Charge to Income	(1,057,889)
Ending balance	(1,057,889)	0
Deferred Tax Liabilities Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(7,961,400)
Charge to Income		7,961,400
Ending balance		0
Deferred Tax Liabilities Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(29,221)	0
Inclusions	(117,419)
Charge to Income	146,640	(29,221)
Ending balance	0	(29,221)
Deferred Tax Liabilities Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(33,019)	(69,466)
Inclusions	0
Charge to Income	23,266	36,447
Ending balance	(9,753)	(33,019)
Deferred Tax Liabilities Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(8,167)
Inclusions	(3,339,344)
Charge to Income	89,822	8,167
Ending balance	(3,249,522)	0
Deferred Tax Liabilities Foreign Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(219,343,800)	(323,901,088)
Inclusions	(12,075,151)
Charge to Income	58,064,992	104,557,288
Ending balance	(173,353,959)	(219,343,800)
Deferred Tax Liabilities Subsidiaries With Net Asset Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	179,379,503	257,496,213
Inclusions	0
Charge to Income	(41,010,594)	(78,116,710)
Ending balance	138,368,909	179,379,503
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(39,964,297)	(66,404,875)
Inclusions	(12,075,151)
Charge to Income	17,054,398	26,440,578
Ending balance	$ (34,985,050)	$ (39,964,297)